SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

June 4, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for SPDR S&P International Dividend ETF, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on May 17, 2013 (Accession No. 0001193125-13-225915).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle
Assistant Secretary